Note 4 - Securities Available for Sale - Summary of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Securities available for sale, amortized cost	$ 81,502	$ 78,801
Investment securities available for sale, gross unrealized gains	1	104
Investment securities available for sale, gross unrealized losses	(1,523)	(1,433)
Securities available for sale	79,980	77,472
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Securities available for sale, amortized cost	3,886	4,834
Investment securities available for sale, gross unrealized gains	0	1
Investment securities available for sale, gross unrealized losses	(117)	(78)
Securities available for sale	3,769	4,757
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Securities available for sale, amortized cost	4,074	91
Investment securities available for sale, gross unrealized gains	0	2
Investment securities available for sale, gross unrealized losses	(10)	0
Securities available for sale	4,064	93
Collateralized Mortgage Obligations [Member]
Securities available for sale, amortized cost		5,148
Investment securities available for sale, gross unrealized gains		3
Investment securities available for sale, gross unrealized losses		(83)
Securities available for sale		5,068
Collateralized Mortgage Obligations [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Securities available for sale, amortized cost	199	223
Investment securities available for sale, gross unrealized gains	0	0
Investment securities available for sale, gross unrealized losses	(9)	(5)
Securities available for sale	190	218
Collateralized Mortgage Backed Securities [Member]
Securities available for sale, amortized cost	8,159	5,148
Investment securities available for sale, gross unrealized gains	0
Investment securities available for sale, gross unrealized losses	(136)
Securities available for sale	8,023	5,068
Other Marketable Securities [Member]
Securities available for sale, amortized cost	73,343	73,653
Investment securities available for sale, gross unrealized gains	1	101
Investment securities available for sale, gross unrealized losses	(1,387)	(1,350)
Securities available for sale	71,957	72,404
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Securities available for sale, amortized cost	69,971	69,962
Investment securities available for sale, gross unrealized gains	0	0
Investment securities available for sale, gross unrealized losses	(1,236)	(1,201)
Securities available for sale	68,735	68,761
Other Marketable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Securities available for sale, amortized cost	2,378	2,699
Investment securities available for sale, gross unrealized gains	1	2
Investment securities available for sale, gross unrealized losses	(10)	(8)
Securities available for sale	2,369	2,693
Other Marketable Securities [Member] | Corporate Debt Securities [Member]
Securities available for sale, amortized cost	173	234
Investment securities available for sale, gross unrealized gains	0	0
Investment securities available for sale, gross unrealized losses	(1)	(1)
Securities available for sale	172	233
Other Marketable Securities [Member] | Preferred Stock [Member]
Securities available for sale, amortized cost	700	700
Investment securities available for sale, gross unrealized gains	0	0
Investment securities available for sale, gross unrealized losses	(140)	(140)
Securities available for sale	560	560
Other Marketable Securities [Member] | Equity Securities [Member]
Securities available for sale, amortized cost	121	58
Investment securities available for sale, gross unrealized gains	0	99
Investment securities available for sale, gross unrealized losses	0	0
Securities available for sale	$ 121	$ 157